Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Cash dividends declared, per share	$ 2.24	$ 1.92	$ 0.43